Equity Options and Warrants (Tables)	12 Months Ended
Dec. 31, 2012
Stock Option Estimation under Black-Sholes Model

The dividend yield was zero since the Company will not be paying dividends for the foreseeable future. For stock option grants in 2012, the following assumptions were used:

Range of risk-free interest rates	0.669% – 2.812%
Expected term of options in years	5.003 – 6.256
Range of expected volatility	34.70% – 38.42%

Summary of Option Activity

A summary of option activity for the years ended December 31, 2012 and December 31, 2011, follows:

	For the year ended December 31,
	2012		2011
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at the beginning of the year	2,363,104	$0.188	2,803,104	$0.209
Granted	1,166,667	$0.452	—	$—
Exercised	—	$—	—	$—
Forfeited and expired	—	$—	(440,000)	$0.324

Outstanding at the end of the year	3,529,771	$0.275	2,363,104	$0.188

Exercisable at the end of the year	2,879,711	$0.255	1,153,104	$0.225

Common Stock Options Outstanding and Exercisable

Common stock options outstanding and exercisable at December 31, 2012 were as follows:

As of December 31, 2012
	Options Outstanding		Options Exercisable
Exercise Prices	Number Outstanding	Weighted Average Years of Remaining Contractual Life	Number Outstanding
$0.125	2,023,104	7.82	1,623,104
$0.250	240,000	6.01	240,000
$0.325	340,000	1.32	340,000
$0.375	120,000	7.61	120,000
$0.395	266,667	9.85	266,667
$0.625	40,000	2.42	40,000
$0.745	500,000	9.68	250,000

Total	3,529,771	7.42	2,879,771

Shares Issuable upon Exercise of Warrants

Therefore, shares that may potentially be issued upon the exercise of warrants as a result of subscriptions received by the Company and issued to consultants through December 31, 2012 are as follows:

	Number of shares potentially issuable	Weighted average exercise price
Balance, December 31, 2011	—	$—

Issued in fulfillment of subscriptions	4,000,000	0.50
Issued to consultant	133,335	0.50
Exercised	—	—

Balance, December 31, 2012	4,133,335	0.50

Remaining Number of Years and Weighted Average Term to Expiration of Outstanding Warrants

At December 31, 2012, the remaining number of years to expiration and the weighted average term to expiration for the 4,133,335 outstanding warrants related to subscriptions that had been fulfilled through that date were as follows:

Expiration Date	Number of shares potentially issuable	Remaining years to expiration and weighted average	Fair Value of Warrants (at $0.50 exercise price)
October 26, 2016	200,000	3.82	$107,446
November 1, 2016	50,000	3.84	26,862
December 4, 2016	200,000	3.93	107,446
December 27, 2016	200,000	3.99	107,446
February 13, 2017	50,000	4.12	26,862
February 27, 2017	100,000	4.16	53,723
March 12, 2017	250,000	4.20	134,308
April 4, 2017	150,000	4.26	80,585
April 22, 2017	250,000	4.31	134,308
May 9, 2017	500,000	4.36	268,616
May 14, 2017	1,050,000	4.37	564,094
July 22, 2017	500,000	4.56	268,616
August 30, 2017	500,000	4.67	268,616
August 30, 2017	133,335	4.67	71,632

	4,133,335	4.34	$2,220,560

Black-Scholes Valuation Assumption of Warrants Issued

The following assumptions were used for the Black-Scholes valuation of the warrants issued:

Assumption
Dividend rate	0%
Annualized volatility	39.00%
Risk free interest rate	0.59%-1.20%
Expected life of warrants (years)	5.00